As filed with the Securities and Exchange Commission on December 18, 2014
File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 415	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 417	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 16, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 415 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 16, 2015, the effectiveness of the registration statement for the iShares MSCI GCC Countries ex Saudi Arabia Index Fund (the “Fund”), filed in Post-Effective Amendment No. 247 on August 20, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
259	November 2, 2012	November 30, 2012
264	November 29, 2012	December 28, 2012
269	December 27, 2012	January 25, 2013
276	January 24, 2013	February 22, 2013
280	February 21, 2013	March 22, 2013
286	March 21, 2013	April 19, 2013
293	April 18, 2013	May 17, 2013
299	May 16, 2013	June 14, 2013
308	June 13, 2013	July 12, 2013
315	July 11, 2013	August 9, 2013
321	August 8, 2013	September 6, 2013
327	September 5, 2013	October 4, 2013
332	October 3, 2013	November 1, 2013
337	October 31, 2013	November 29, 2013
341	November 27, 2013	December 27, 2013
346	December 26, 2013	January 24, 2014
351	January 23, 2014	February 21, 2014
355	February 20, 2014	March 21, 2014
360	March 20, 2014	April 18, 2014
365	April 17, 2014	May 16, 2014
369	May 15, 2014	June 13, 2014
374	June 12, 2014	July 11, 2014
381	July 10, 2014	August 1, 2014
386	July 31, 2014	August 29, 2014
392	August 28, 2014	September 26, 2014
397	September 25, 2014	October 24, 2014
404	October 23, 2014	November 21, 2014
411	November 20, 2014	December 19, 2014

This Post-Effective Amendment No. 415 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 247.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 415 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of December, 2014.

iSHARES, INC.

By:
Manish Mehta*
President

Date: December 18, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 415 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Mark Wiedman*
Director

Date: December 18, 2014

John E. Martinez*
Director

Date: December 18, 2014

George G.C. Parker*
Director

Date: December 18, 2014

Cecilia H. Herbert*
Director

Date: December 18, 2014

Charles A. Hurty*
Director

Date: December 18, 2014

John E. Kerrigan*
Director

Date: December 18, 2014

Robert H. Silver*
Director

Date: December 18, 2014

Robert S. Kapito*
Director

Date: December 18, 2014

Madhav V. Rajan*
Director

Date: December 18, 2014

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 18, 2014

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: December 18, 2014

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 349, filed January 10, 2014.